Goodwill and Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets, Net
8. Goodwill and Other Intangible Assets, Net
Goodwill
The changes in the carrying amount of goodwill were as follows (in thousands):

December 31,	2021	2020
Opening Balance	$132,307	$121,708
Foreign currency translation	(9,502)	10,599

Goodwill	$122,805	$132,307

There was no impairment of goodwill recorded for the years ended December 31, 2021 and 2020.
Other Intangibles Assets, Net
The detail of intangible assets is as follows (in thousands):

December 31, 2021
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted-Average Remaining Life (Years)
Developed technology	$12,043	$(6,423)	$5,620	2.3
Customer relationships	32,932	(19,698)	13,234	2.2
Trade names	331	(331)	—	—

Total	$45,306	$(26,452)	$18,854	2.2

December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted-Average Remaining Life (Years)
Developed technology	$13,695	$(4,651)	$9,050	3.2
Customer relationships	35,401	(14,271)	21,124	3.2
Trade names	862	(484)	378	0.5

Total	$49,958	$(19,406)	$30,552	3.2

Amortization expense was $9,453,000 and $10,045,000 for the years ended December 31, 2021 and 2020, respectively.
Expected future amortization expense for intangible assets as of December 31, 2021 is as follows (in thousands):

Year ending December 31,
2022	$8,372
2023	7,861
2024	2,621

Total	$18,854

On November 15, 2021, Getaround recognized an impairment of $457,000 within Depreciation and amortization on the consolidated statement of operations to write off the remaining net book value of the trade name and developed technology intangible assets that were acquired as part of the Company’s Nabobil acquisition in 2019.

This impairment is related to the merging of the Company’s European platforms which will utilize the Company’s legacy developed technology. There was no impairment of intangible assets recorded for the year ended December 31, 2020.